Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liability - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liability [Line Items]
Initial measurement on February 17, 2021		$ 11,217,334
Change in valuation inputs or other assumptions	$ (4,261,334)	(3,948,000)
Transfer to Level 1 on April 8, 2021
Transfer to Level 2 on June 30, 2021		(7,269,334)
Fair value as of December 31, 2021	6,956,000
Public Warrant [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liability [Line Items]
Initial measurement on February 17, 2021		15,438,750
Change in valuation inputs or other assumptions	(5,865,000)	(5,520,000)
Transfer to Level 1 on April 8, 2021		(9,918,750)
Transfer to Level 2 on June 30, 2021
Fair value as of December 31, 2021	9,573,750
Total Level 3 Warrant Liability [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liability [Line Items]
Initial measurement on February 17, 2021		26,656,084
Change in valuation inputs or other assumptions	(10,126,334)	(9,468,000)
Transfer to Level 1 on April 8, 2021		(9,918,750)
Transfer to Level 2 on June 30, 2021		(7,269,334)
Fair value as of December 31, 2021	$ 16,529,750